Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Class IA
Account Value [Line Items]
Line Graph and Table Measure Name	Class IA
Account Value	$ 17,439	$ 16,539	$ 13,889	$ 14,886	$ 12,913	$ 12,389	$ 10,287	$ 12,439	$ 9,955	$ 9,829	$ 10,000
Class IB
Account Value [Line Items]
Line Graph and Table Measure Name	Class IB
Account Value	$ 17,012	16,169	13,624	14,620	12,720	12,237	10,179	12,355	9,908	9,800	10,000
MSCI All Country World ex-U.S. Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World ex-U.S. Index-NR
Account Value	$ 15,985	15,147	13,101	15,597	14,465	13,073	10,758	12,538	9,858	9,434	10,000
MSCI All Country World ex-U.S. Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World ex-U.S. Index-NR
Account Value	$ 15,985	15,147	13,101	15,597	14,465	13,073	10,758	12,538	9,858	9,434	10,000
MSCI EAFE Value Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Value Index-NR
Account Value	$ 15,253	14,432	12,133	12,850	11,588	11,901	10,252	12,029	9,905	9,432	10,000
MSCI EAFE Value Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Value Index-NR
Account Value	$ 15,253	$ 14,432	$ 12,133	$ 12,850	$ 11,588	$ 11,901	$ 10,252	$ 12,029	$ 9,905	$ 9,432	$ 10,000